Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficits	$ (4,316,467)	$ (3,383,846)
Working capital	51,983,382
Net loss	(1,454,132)	2,509,643	$ 2,087,694
Contract liability	$ 637,537	1,592,570	641,072
Contract term	1 year
Government authorities	$ 216,574	2,896,219
Restricted cash	562	785,105
Inventory allowance
Inventories cost of sales	791,798,845	667,608,638	548,788,551
Impairment of equity investment
Impairment of long-lived assets
Percentage of voting interest of an entity	10.00%
Short-term leases	12 months			12 months
Rent expense	$ 91,750	88,896	124,799
Taxable income
Valuation allowance	$ 443,962	337,944
Tax benefit percentage	50.00%
Income tax payable enterprises	25.00%			25.00%
Enterprise income tax will be paid	20.00%
Annual taxable income rate	25.00%			25.00%
Favorable income tax rate	5.00%
Value added tax receivable, percentage	$ 4,606,605	754,031
Employee social security and welfare benefits	123,228	113,133	144,706
Dilutive outstanding instruments
Deposited major financial institutions		1,058,000
Short-term loan	20,624,062	25,788,560
Long-term	$ 52,799,082	25,788,560		¥ 376,937,949	¥ 186,098,363
Percentage of net income	10.00%
Percentage of capital	50.00%
Restricted net assets	$ 777,992	777,992
Jiujiang Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term loan	209,392	27,931,343		1,500,000	1.5
Syndicated loan [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term	1.55	27,931,343		¥ 200,088,971	¥ 200,088,971
Construction in Progress [Member]
Summary of Significant Accounting Policies [Line Items]
Other income	2,853,622
Long-term
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Valuation allowance	443,962
Deposited major financial institutions	$ 2,518,139
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Valuation allowance		$ 337,944
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Gross sales price VAT, percentage	9.00%			9.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Gross sales price VAT, percentage	13.00%			13.00%